Filed electronically with the Securities and Exchange Commission on August 28, 2014

File No. 002-14400
File No. 811-00642

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 145	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 125

Deutsche International Fund, Inc. (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

| __|	Immediately upon filing pursuant to paragraph (b)
| X |	On September 15, 2014 pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
| X |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment relates solely to the following series and classes of shares of the Registrant:

•	Deutsche Emerging Markets Frontier Fund (formerly DWS Emerging Markets Frontier Fund) – Class A, Class C, Institutional Class and Class S

This Post-Effective Amendment No. 145 to the Registration Statement on Form N-1A for Deutsche International Fund, Inc. (formerly DWS International Fund, Inc.) (the “Corporation”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), solely for the purpose of delaying until September 15, 2014 the effectiveness of Post-Effective Amendment No. 143 to the Corporation’s Registration Statement, which Amendment was filed with the Securities and Exchange Commission on June 16, 2014 (Accession No. 0000088053-14-000819) pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and currently has an effective date of September 2, 2014.

PART A - PROSPECTUS

The Prospectus for Deutsche Emerging Markets Frontier Fund, a series of the Corporation, is incorporated by reference to Part A of Post-Effective Amendment No. 143 to the Corporation’s Registration Statement filed on June 16, 2014 (Accession No. 0000088053-14-000819).

PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Deutsche Emerging Markets Frontier Fund, a series of the Corporation, is incorporated by reference to Part B of Post-Effective Amendment No. 143 to the Corporation’s Registration Statement filed on June 16, 2014 (Accession No. 0000088053-14-000819).

PART C

The Part C for Deutsche Emerging Markets Frontier Fund, a series of the Corporation, is incorporated by reference to Part C of Post-Effective Amendment No. 143 to the Corporation’s Registration Statement filed on June 16, 2014 (Accession No. 0000088053-14-000819).

This Post-Effective Amendment is not intended to update or amend any other Prospectuses or Statements of Additional Information of the Registrant’s other series or classes.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 26th day of August 2014.

DEUTSCHE INTERNATIONAL FUND, INC.
By: /s/Brian E. Binder Brian E. Binder* President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	August 26, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 26, 2014

/s/John W. Ballantine
John W. Ballantine*	Director	August 26, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	August 26, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	August 26, 2014

/s/Keith R. Fox
Keith R. Fox*	Director	August 26, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Director	August 26, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	August 26, 2014

/s/Richard J. Herring
Richard J. Herring*	Director	August 26, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Director	August 26, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	August 26, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	August 26, 2014

SIGNATURE	TITLE	DATE

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	August 26, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	August 26, 2014

*By:         /s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 144, as filed on August 22, 2014 to the Registration Statement.